Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of information about lease asset and liabilities	Amounts recognized in the Statement of Financial Position:

	12.31.24	12.31.23
Right-of-use asset (1)	61,191,388	42,025,758
Real estate	61,191,388	42,025,758
Lease Liabilities (2)	(58,318,566)	(69,652,452)
(1)     Recorded in Property, Plant and Equipment.
(2)     Recorded in Other Financial Liabilities, see Note 25.

Summary of information about income statement disclosures of leases	Amounts recognized in the Statement of Income:

	12.31.24	12.31.23
Charge for depreciation of right-of-use assets (1)(2)	(13,706,977)	(15,983,987)
Interest Expenses (3)	(6,151,262)	(8,048,889)
Expenses related to short-term leases (4)	(142,705)	(509,901)
Expenses related to low-value assets leases (4)	(1,404,141)	(1,231,869)
Sublease Income (5)	231,092	166,837
(1)Depreciation for right of use of Real Property.
(2)Recorded in Depreciation Expenses, see Note 39.
(3)Recorded in Other Operating Expenses, Lease Interest, see Note 40.
(4)Recorded in Administrative Expenses, see Note 38.
(5)Recorded in Other Operating Income, see Note 34.

Summary of quantitative information about right of use assets and lease liabilities
The roll forward of right -of-use assets and lease liabilities during the years 2024 and 2023 is as follows:

Right-of-use assets	12.31.24	12.31.23
Balances at the beginning of the year	42,025,758	54,427,635
Acquisitions through business combinations (*)	25,308,773	—
Additions	11,530,430	12,496,562
Cancellation of contracts	(3,966,596)	(8,914,452)
Depreciation of the year	(13,706,977)	(15,983,987)
Balances at the end of the year	61,191,388	42,025,758
(*) See Note 15

Lease liabilities(1)	12.31.24	12.31.23
Balances at the beginning of the year	69,652,452	56,510,288
Acquisitions through business combinations	15,956,011	—
New contracts	11,530,430	12,496,562
Cancellation of contracts	(4,226,132)	(8,914,452)
Lease payments	(14,129,458)	(15,067,042)
Leases financial cost	6,151,262	8,048,889
Translation differences and inflation adjustment	(26,615,999)	16,578,207
Balances at the end of the year	58,318,566	69,652,452
(1)Recorded in the item Other Financial Liabilities, see Note 25.